ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Mar. 31, 2017
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of analysis of movement in the allowance for doubtful accounts

	Thousands of Yen
	2015	2016	2017
Balance at beginning of year	¥—	¥25,374	¥75,269
Provision for doubtful accounts	26,431	59,358	89,474
Translation adjustment	(1,057)	(9,463)	892
Balance at end of year	¥25,374	¥75,269	¥165,635